Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses for each series of Goldman Sachs Variable Insurance Trust

(each, a “Fund”)

For purposes of this supplement, references to “the Fund” shall refer to, and be replaced by, “the Portfolio” or “an Underlying Fund” as such defined term may be used to refer to the Fund in a Prospectus or a Summary Prospectus.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Goldman Sachs U.S. Equity Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses for each series of Goldman Sachs Variable Insurance Trust

(each, a “Fund”)

For purposes of this supplement, references to “the Fund” shall refer to, and be replaced by, “the Portfolio” or “an Underlying Fund” as such defined term may be used to refer to the Fund in a Prospectus or a Summary Prospectus.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Goldman Sachs Core Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses for each series of Goldman Sachs Variable Insurance Trust

(each, a “Fund”)

For purposes of this supplement, references to “the Fund” shall refer to, and be replaced by, “the Portfolio” or “an Underlying Fund” as such defined term may be used to refer to the Fund in a Prospectus or a Summary Prospectus.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Goldman Sachs Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses for each series of Goldman Sachs Variable Insurance Trust

(each, a “Fund”)

For purposes of this supplement, references to “the Fund” shall refer to, and be replaced by, “the Portfolio” or “an Underlying Fund” as such defined term may be used to refer to the Fund in a Prospectus or a Summary Prospectus.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Goldman Sachs Small Cap Equity Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses for each series of Goldman Sachs Variable Insurance Trust

(each, a “Fund”)

For purposes of this supplement, references to “the Fund” shall refer to, and be replaced by, “the Portfolio” or “an Underlying Fund” as such defined term may be used to refer to the Fund in a Prospectus or a Summary Prospectus.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Goldman Sachs Strategic Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses for each series of Goldman Sachs Variable Insurance Trust

(each, a “Fund”)

For purposes of this supplement, references to “the Fund” shall refer to, and be replaced by, “the Portfolio” or “an Underlying Fund” as such defined term may be used to refer to the Fund in a Prospectus or a Summary Prospectus.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Goldman Sachs Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses for each series of Goldman Sachs Variable Insurance Trust

(each, a “Fund”)

For purposes of this supplement, references to “the Fund” shall refer to, and be replaced by, “the Portfolio” or “an Underlying Fund” as such defined term may be used to refer to the Fund in a Prospectus or a Summary Prospectus.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Goldman Sachs Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses for each series of Goldman Sachs Variable Insurance Trust

(each, a “Fund”)

For purposes of this supplement, references to “the Fund” shall refer to, and be replaced by, “the Portfolio” or “an Underlying Fund” as such defined term may be used to refer to the Fund in a Prospectus or a Summary Prospectus.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Goldman Sachs International Equity Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses for each series of Goldman Sachs Variable Insurance Trust

(each, a “Fund”)

For purposes of this supplement, references to “the Fund” shall refer to, and be replaced by, “the Portfolio” or “an Underlying Fund” as such defined term may be used to refer to the Fund in a Prospectus or a Summary Prospectus.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Goldman Sachs Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses for each series of Goldman Sachs Variable Insurance Trust

(each, a “Fund”)

For purposes of this supplement, references to “the Fund” shall refer to, and be replaced by, “the Portfolio” or “an Underlying Fund” as such defined term may be used to refer to the Fund in a Prospectus or a Summary Prospectus.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Goldman Sachs Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses for each series of Goldman Sachs Variable Insurance Trust

(each, a “Fund”)

For purposes of this supplement, references to “the Fund” shall refer to, and be replaced by, “the Portfolio” or “an Underlying Fund” as such defined term may be used to refer to the Fund in a Prospectus or a Summary Prospectus.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Goldman Sachs High Quality Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses for each series of Goldman Sachs Variable Insurance Trust

(each, a “Fund”)

For purposes of this supplement, references to “the Fund” shall refer to, and be replaced by, “the Portfolio” or “an Underlying Fund” as such defined term may be used to refer to the Fund in a Prospectus or a Summary Prospectus.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Goldman Sachs Global Trends Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses for each series of Goldman Sachs Variable Insurance Trust

(each, a “Fund”)

For purposes of this supplement, references to “the Fund” shall refer to, and be replaced by, “the Portfolio” or “an Underlying Fund” as such defined term may be used to refer to the Fund in a Prospectus or a Summary Prospectus.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Goldman Sachs Multi-Strategy Alternatives Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses for each series of Goldman Sachs Variable Insurance Trust

(each, a “Fund”)

For purposes of this supplement, references to “the Fund” shall refer to, and be replaced by, “the Portfolio” or “an Underlying Fund” as such defined term may be used to refer to the Fund in a Prospectus or a Summary Prospectus.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.